Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Business Combinations [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the quarter ended December 29, 2018 are as follows:

	Media Networks	Parks and Resorts	Studio Entertainment	Consumer Products & Interactive Media	Parks, Experiences & Consumer Products	Direct-to-Consumer & International	Total
Balance at Sep. 29, 2018	$19,388	$291	$7,164	$4,426	$—	$—	$31,269
Segment recast (1)	(3,399)	(291)	(70)	(4,426)	4,487	3,699	—
Other, net	—	—	9	—	—	11	20
Balance at Dec. 29, 2018	$15,989	$—	$7,103	$—	$4,487	$3,710	$31,289
(1) Represents the reallocation of goodwill as a result of the Company recasting its segments (see Note 2).
The changes in the carrying amount of goodwill for the years ended September 29, 2018 and September 30, 2017 are as follows:

	Media Networks	Parks and Resorts	Studio Entertainment	Consumer Products & Interactive Media	Parks, Experiences & Consumer Products	Direct-to-Consumer & International	Unallocated	Total
Balance at Oct. 1, 2016	$16,345	$291	$6,830	$4,344	$—	$—	$—	$27,810
Acquisitions	—	—	—	—	—	—	3,600	3,600
Dispositions	—	—	—	—	—	—	—	—
Other, net	(20)	—	(13)	49	—	—	—	16
Balance at Sept. 30, 2017	$16,325	$291	$6,817	$4,393	$—	$—	$3,600	$31,426
Acquisitions	—	—	—	—	—	—	—	—
Dispositions	—	—	—	—	—	—	—	—
Other, net (1)	3,063	—	347	33	—	—	(3,600)	(157)
Balance at Sept. 29, 2018	$19,388	$291	$7,164	$4,426	$—	$—	$—	$31,269
Segment recast (2)	(3,399)	(291)	(70)	(4,426)	4,487	3,699	—	—
Balance at Sept. 30, 2018	$15,989	$—	$7,094	$—	$4,487	$3,699	$—	$31,269

(1)
Other, net primarily represents the allocation of BAMTech goodwill to segments based on the final purchase price allocation and also includes the impact of updates to our initial estimated fair value of intangible assets related to BAMTech.